11 ACQUISITION OF HIP DIGITAL MEDIA: Schedule of Measurement Period Adjustments to Balance Sheet (Details)	Dec. 31, 2017 USD ($)
Preliminary
Unallocated Purchase Price	$ 7,379,436
Intellectual property	0
Customer relationships	0
Music label contracts	0
Goodwill	0
Measurement Period Adjustments	7,379,436
Adjustments
Unallocated Purchase Price	(7,379,436)
Intellectual property	2,300,000
Customer relationships	960,000
Music label contracts	980,000
Goodwill	3,139,436
Measurement Period Adjustments	0
Final
Unallocated Purchase Price	0
Intellectual property	2,300,000
Customer relationships	960,000
Music label contracts	980,000
Goodwill	3,139,436
Measurement Period Adjustments	$ 7,379,436